Property, Plant and Equipment (Tables)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment
Schedule of property, plant and equipment

	2013	2012	Depreciation and amortization period (years)
Land	$70,597	$69,745
Buildings and leasehold improvements	272,833	232,076	4–40
Machinery and equipment	166,810	132,292	3–13
Furniture and fixtures	103,259	82,285	3–10
Computer software and equipment	81,356	25,407	3–7
Transportation equipment	6,044	5,871	3–4
Construction in progress	42,487	77,569

	743,386	625,245
Less accumulated depreciation and amortization	171,857	112,566

	$571,529	$512,679